Reverse recapitalization (Tables)	6 Months Ended
Jun. 30, 2023
Reverse Recapitalization [Abstract]
Reverse Recapitalization, Share Activity
Class C Shares
The Class C-2 Shares are not publicly traded and require a valuation approach leveraging Level 2 inputs. Refer to Note 1 - Significant accounting policies and judgements for further details on the valuation methodology utilized to determine the fair value of the Class C-2 Shares. On March 22, 2023, 4,500,000 Class C-2 Shares with a fair value of $3,285 were converted to 4,500,000 Class C-1 Shares with the same fair value following the election by the respective holders of the Class C-2 Shares and approval from the Board of Directors.

As of June 30, 2023	As of December 31, 2022

	Liability Fair Value	Number Outstanding	Liability Fair Value	Number Outstanding
Class C-1 Shares	14,145	20,499,965	17,920	15,999,965
Class C-2 Shares	3,105	4,500,000	10,080	9,000,000
Total	17,250	24,999,965	28,000	24,999,965

Class C-1 Shares
As of January 1, 2023	17,920
Class C-2 Shares converted to Class C-1 Shares	3,285
Changes in fair value measurement	(7,060)
As of June 30, 2023	$14,145

Class C-2 Shares
As of January 1, 2023	10,080
Class C-2 Shares converted to Class C-1 Shares	(3,285)
Changes in fair value measurement	(3,690)
As of June 30, 2023	$3,105
The fair value change for the Class C Shares was as follows:

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
Fair value change - Class C-1 Shares	2,870	13,760	3,775	13,760
Fair value change - Class C-2 Shares	630	7,771	6,975	7,771
Fair value change - Class C Shares	$3,500	$21,531	$10,750	$21,531

Reverse Recapitalization, Summary Of Earn-Out Rights

Earn-out rights
As of January 1, 2023	598,570
Changes in fair value measurement	(232,995)
As of June 30, 2023	$365,575
The fair value change for the Earn-out rights was as follows:

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
Fair value change - Earn-out rights	$26,800	$418,707	$232,995	$418,707